Transfers of financial assets (TFA) - Securitizations (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CMBS
Transfers of financial assets disclosures
Net gain/(loss)	SFr 85	SFr 10	SFr 10
Proceeds from transfer of assets	9,209	7,757	5,861
Cash received on interests that continue to be held	52	162	41
RMBS
Transfers of financial assets disclosures
Net gain/(loss)	32	2	(1)
Proceeds from transfer of assets	23,358	21,566	22,536
Purchases of previously transferred financial assets or their underlying collateral	0	(1)	0
Servicing fees	2	2	3
Cash received on interests that continue to be held	864	312	576
Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	105	101	77
Proceeds from transfer of assets	9,564	11,702	6,422
Purchases of previously transferred financial assets or their underlying collateral	(1,606)	(763)	(318)
Servicing fees	148	151	142
Cash received on interests that continue to be held	17	6	3
Bank | CMBS
Transfers of financial assets disclosures
Net gain/(loss)	85	10	10
Proceeds from transfer of assets	9,209	7,757	5,861
Cash received on interests that continue to be held	52	162	41
Bank | RMBS
Transfers of financial assets disclosures
Net gain/(loss)	32	2	(1)
Proceeds from transfer of assets	23,358	21,566	22,536
Purchases of previously transferred financial assets or their underlying collateral	0	(1)	0
Servicing fees	2	2	3
Cash received on interests that continue to be held	864	312	576
Bank | Other asset-backed financings
Transfers of financial assets disclosures
Net gain/(loss)	105	101	77
Proceeds from transfer of assets	9,564	11,702	6,422
Purchases of previously transferred financial assets or their underlying collateral	(1,606)	(763)	(318)
Servicing fees	148	151	142
Cash received on interests that continue to be held	SFr 17	SFr 6	SFr 3